Income taxes (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Income Taxes [Line Items]
2014	$ 14,139
Total current portion	14,139
2015	6,411
2016	0
Total long term portion	6,411
Total	$ 20,550